Stock Compensation (Detail Textuals) (USD $)	0 Months Ended	12 Months Ended
	Jul. 01, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Grant of options to purchase (in shares)		569,392
Stock dividend (in percent)	4.00%
Stock based compensation expense		$ 20,000	$ 19,000	$ 29,000
Total unrecognized compensation expense related to non-vested stock awards		$ 31,000
Weighted average period is expected to be recognized		1 year 3 months 18 days
Weighted average remaining contractual life for options outstanding		1 year 10 months 24 days	2 years 6 months
Weighted average remaining contractual life for options exercisable		1 year 8 months 12 days	2 years 3 months 18 days